Right of use assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	₨ 8,822		₨ 7,258
Additions	1,456		2,692
Deletions	(6)		(350)
Depreciation	(905)		(778)
Translation Difference	9		0
Ending Balance	9,376	$ 99	8,822
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	4,313		3,672
Additions	713		784
Deletions	0		(92)
Depreciation	(70)		(51)
Translation Difference	0		0
Ending Balance	4,956		4,313
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	2,290		2,541
Additions	263		400
Deletions	(6)		(258)
Depreciation	(390)		(393)
Translation Difference	5		0
Ending Balance	2,162		2,290
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	1,036		244
Additions	196		978
Deletions	0		0
Depreciation	(280)		(186)
Translation Difference	0		0
Ending Balance	952		1,036
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	1,183		801
Additions	284		530
Deletions	0		0
Depreciation	(165)		(148)
Translation Difference	4		0
Ending Balance	₨ 1,306		₨ 1,183